Document Entity Information (USD $)	3 Months Ended
	Jun. 30, 2012	Jul. 24, 2011
Document Entity Information [Abstract]
Document Type	10-Q
Document period end date	Jun 30, 2012
Amendment flag	false
Document Period Focus	Q2
Document Fiscal Year Focus	2012
Current fiscal year end date	--12-31
Entity central index key	0000759458
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Canandaigua National Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding		1,887,154
Entity public float	$ 167,341,000

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and Due from Banks	$ 40,331	$ 52,715
Interest-bearing Deposits in Banks and Other Financial Institutions	8,463	6,490
Federal funds sold	65,364	67,535
Securities:
- Available for sale, at fair value	100,087	114,258
- Held-to-maturity	168,073	167,225
Loans - net	1,389,053	1,276,426
Premises and equipment - net	15,712	16,101
Accrued interest receivable	6,470	6,627
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,738	2,656
Goodwill	15,810	15,810
Intangible assets	6,083	6,787
Prepaid FDIC Assessment	3,389	3,905
Other assets	26,798	24,935
Total Assets	1,848,371	1,761,470
Deposits:
Demand Non-interest bearing	266,642	227,284
Demand-interest bearing	188,863	175,409
Savings and money market	788,262	745,713
Time	385,810	398,204
Total deposits	1,629,577	1,546,610
Borrowings	0	0
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	27,540	27,533
Total Liabilities	1,708,664	1,625,690
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	8,851	8,834
Retained earnings	125,929	120,675
Treasury stock	(5,114)	(4,912)
Accumulated other comprehensive income, net	(2,531)	(1,455)
Total Stockholder's Equity	136,867	132,874
Non-controlling interests	2,840	2,906
Total Equity	139,707	135,780
Total Liabilities and Stockholders' Equity	$ 1,848,371	$ 1,761,470

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Held-to-maturity fair value	$ 163,121	$ 160,401
Preferred stock par value	$ 0.01
Preferred stock, authorized shares	4,000,000
Preferred stock, issued shares	0
Common stock, par value	$ 20	$ 20
Common stock, authorized	16,000,000	16,000,000
Common stock, shares issued	1,946,496	1,946,496
Treasury stock, shares	58,497	57,748

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest income:
Loans, including fees	$ 16,343	$ 16,177	$ 32,793	$ 32,256
Securities	1,819	2,010	3,722	4,080
Federal funds sold	31	107	66	197
Other interest income	3	8	7	13
Total interest income	18,196	18,302	36,588	36,546
Interest expense:
Deposits	1,456	2,415	2,959	5,091
Borrowings	0	0	0	0
Junior subordinated debentures	702	742	1,398	1,487
Total interest expense	2,158	3,157	4,357	6,578
Net interest income	16,038	15,145	32,231	29,968
Provision for loan losses	1,150	140	2,300	890
Net interest income after provision for loan losses	14,888	15,005	29,931	29,078
Other income:
Service charges on deposit accounts	2,854	2,722	5,677	5,307
Trust and investment services income	3,743	3,117	7,553	6,216
Net gain on sale of mortgage loans	970	440	1,569	810
Loan servicing income, net	226	247	430	466
Loan-related fees	171	56	243	165
(Loss) on calls of securities, net	(85)	(96)	(91)	(97)
Other operating income	879	433	1,559	1,244
Total other income	8,758	6,919	16,940	14,111
Operating expenses:
Salaries and employee benefits	9,417	7,824	20,172	15,825
Occupancy, net	2,058	1,883	4,104	3,716
Technology and data processing	1,342	1,109	2,552	2,151
Professional and other services	955	896	1,881	1,803
Marketing and public relations	745	639	1,354	1,308
Office supplies, printing and postage	425	362	846	776
Intangible amortization	501	222	704	444
Other real estate operations	137	178	455	406
FDIC insurance	284	171	567	850
Other operating expenses	1,379	1,551	2,752	2,877
Total operating expenses	17,243	14,835	35,387	30,156
Income before income taxes	6,403	7,089	11,484	13,033
Income taxes	1,955	2,045	3,465	3,650
Net Income Attributable to Noncontrolling Interest and parent	4,448	5,044	8,019	9,383
Net Income (Loss) Attributable to Noncontrolling Interest	(108)	0	(66)	0
Net Income	$ 4,556	$ 5,044	$ 8,085	$ 9,383
Basic earnings per share	$ 2.41	$ 2.67	$ 4.28	$ 4.97
Diluted earnings per share	$ 2.36	$ 2.62	$ 4.19	$ 4.88

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net income	$ 4,448,000	$ 5,044	$ 8,019,000	$ 9,383,000
Other comprensive income:
Change in fair value of interest rate swaps			(896,000)	178,000
Change in unrealized gain on securities available for sale	37,000	460,000	(182,000)	297,000
Plus reclassification adjustment for realized gains and losses included in net income on called securities	(40,000)	(13,000)	2,000	26,000
Other comprehensive income	(1,491,000)	(52,000)	(1,076,000)	501,000
Total other comprehensive income	2,957,000	4,992,000	6,943,000	9,884,000
Comprehensive income attributable to the noncontrolling interest			(66,000)	0
Comprehensive income attributable to the Company	$ 2,849,000	$ 4,992,000	$ 7,009,000	$ 9,884,000

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010		$ 9,732,000	$ 8,823,000	$ 109,768,000	$ (4,728,000)	$ 199,000	$ 0
Balance, shares at Dec. 31, 2010		1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	178,000	0
Change in unrealized gain on securities available for sale		0	0	0	0	297,000	0
Plus reclassification adjustment for realized losses included in net income on called securities	26,000	0	0	0	0	26,000	0
Net income	9,383,000	0	0	9,383,000	0	0	0
Purchase of treasury stock		0	0	0	(107,000)	0	0
Purchase of treasury stock, shares		(1,048)
Shares issued as compensation		0	3,000	0	16,000	0	0
Shares issued as compensation, shares		192
Cash dividend		0	0	(2,691,000)	0	0	0
Balance at Jun. 30, 2011		9,732,000	8,826,000	116,460,000	(4,819,000)	700,000	0
Balance, shares at Jun. 30, 2011		1,887,892
Balance at Dec. 31, 2011	135,780,000	9,732,000	8,834,000	120,675,000	(4,912,000)	(1,455,000)	2,906,000
Balance, shares at Dec. 31, 2011		1,887,254
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(896,000)	0
Change in unrealized gain on securities available for sale		0	0	0	0	(182,000)	0
Plus reclassification adjustment for realized losses included in net income on called securities	2,000	0	0	0	0	2,000	0
Net income	8,019,000	0	0	8,085,000	0	0	(66,000)
Purchase of treasury stock		0	0	0	(222,000)	0	0
Purchase of treasury stock, shares	(1,436)
Shares issued as compensation		0	17,000	0	20,000	0	0
Shares issued as compensation, shares	243
Cash dividend		0	0	(2,831,000)	0	0	0
Balance at Jun. 30, 2012	$ 139,707,000	$ 9,732,000	$ 8,851,000	$ 125,929,000	$ (5,114,000)	$ (2,531,000)	$ 2,840,000
Balance, shares at Jun. 30, 2012		1,886,061

CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flow from operating activities:
Net income			$ (8,085)	$ (9,383)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion			3,502	2,739
Provision for loan losses	1,150	140	2,300	890
Gain on sale of premises and equipment and other real estate, net			95	(21)
Writedown of other real estate			73	25
Deferred income tax benefit			(1,320)	(328)
Income from equity-method investments, net			(16)	(365)
(Loss) on calls of securities, net	85	96	91	97
Net gain on sale of mortgage loans	(970)	(440)	(1,569)	(810)
Originations of loans held for sale			(124,864)	(63,357)
Proceeds from sale of loans held for sale			122,227	72,471
(Increase) decrease in other assets			(1,016)	(1,303)
Increase (decrease) in all other liabilities			(1,518)	422
Net cash provided by operating activities			6,070	19,843
Securities available-for-sale:
Proceeds from maturities and calls			57,108	27,082
Purchases			(43,391)	(31,023)
Securities held to maturity:
Proceeds from maturities and calls			25,668	28,173
Purchases			(27,300)	(23,124)
Loan principal collections in excess of originations, net			(111,986)	19,622
Purchase of premises and equipment, net			(971)	(1,537)
Purchases of FRB and FHLB stock, net			(86)	(196)
Investment in equity-method investments			75	(3)
Proceeds from sale of other real estate			2,346	605
Net cash provided (used) by investing activities			(98,537)	19,599
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits			95,361	57,722
Net decrease in time deposits			(12,394)	(36,464)
Principal repayments of term borrowings			0	(330)
Proceeds from sale of treasury stock			37	19
Payments to acquire treasury stock			(222)	(107)
Proceeds from issuance of treasury stock under stock option plan			0	0
Tax benefit from stock option exercise			0	0
Change in Noncontrolling Interests, net			(66)	0
Dividends paid			(2,831)	(2,691)
Net cash provided by financing activities			79,885	18,149
Net increase in cash and cash equivalents			(12,582)	57,591
Cash and cash equivalents - beginning of period			126,740	138,229
Cash and cash equivalents - end of period	114,158	195,820	114,158	195,820
Supplemental Cash Flow Information [Abstract]
Interest paid			4,406	6,825
Income taxes paid			3,653	4,100
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	$ 1,265	$ 304	$ 1,265	$ 304

Basis of Presentation	3 Months Ended
Jun. 30, 2012
Basis Of Presentation [Abstract]
Basis of Presentation

(1)   Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and applicable regulations of the Securities and Exchange Commission (SEC) and with generally accepted accounting principles for interim financial information. Such principles are applied on a basis consistent with those reflected in the 2011 Annual Report (defined below) of the Company filed with the SEC. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. Management has prepared the financial information included herein without audit by an independent registered public accounting firm. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three- and six- month periods ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011 (the “2011 Annual Report”).

Amounts in prior periods' condensed consolidated financial statements are reclassified whenever necessary to conform to the current year's presentation.

Management has evaluated the impact of subsequent events on these financial statements to the date of filing of this Form 10-Q with the Securities and Exchange Commission.

Securities	6 Months Ended
Jun. 30, 2012
Securities [Abstract]
Secutrities

(2) Securities

Amortized cost and fair value of available-for-sale and held-to-maturity securities at June 30, 2012 are summarized as follows:

	June 30, 2012
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$501	-	-	501
U.S. government sponsored enterprise obligations	51,820	260	(44)	52,036
State and municipal obligations	42,671	1,490	(16)	44,145
Corporate obligations (1)	1,094	3	(193)	904
Equity securities	2,292	209	-	2,501

Total Securities Available for Sale	$98,378	1,962	(253)	100,087

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$6	-	-	6
State and municipal obligations	167,248	4,235	(118)	171,365
Corporate obligations	819	358	-	1,177

Total Securities Held to Maturity	$168,073	4,593	(118)	172,548

2) Securities (continued)

The amortized cost and fair value of debt securities by years to maturity as of June 30, 2012, follow (in thousands). Maturities of amortizing securities are classified in accordance with their contractual repayment schedules. Expected maturities will differ from contractual maturities since issuers may have the right to call or prepay obligations without penalties

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$14,549	14,782	31,191	31,704
1 to 5	31,686	32,910	125,802	129,149
5 to 10	46,976	47,071	10,244	10,498
10 and over	2,875	2,823	836	1,197

Total	$96,086	97,586	168,073	172,548

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

The following table presents the fair value of securities with gross unrealized losses at June 30, 2012, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$16,441	44	-	-	16,441	44
State and municipal obligations	330	1	996	15	1,326	16
Corporate obligations	-	-	863	193	863	193

Total temporarily impaired securities	$16,771	45	1,859	208	18,630	253

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$6	-	-	-	6	-
State and municipal obligations	$18,515	95	3,870	23	22,385	118

Total temporarily impaired securities	$18,521	95	3,870	23	22,391	118

Substantially all of the unrealized losses on the Company's securities were caused by market interest rate changes from those in effect when the specific securities were purchased by the Company. The contractual terms of these securities do not permit the issuer to settle the securities at a price less than par value. Except for certain corporate obligations, all securities rated by an independent rating agency carry an investment grade rating. Because the Company does not intend to sell the securities and it believes it is not likely to be required to sell the securities before recovery of their amortized cost basis, which may be, and is likely to be, maturity, the Company does not consider these securities to be other-than-temporarily impaired at June 30, 2012, except as discussed below.

In the available-for-sale portfolio, the Company holds approximately $0.9 million of bank trust-preferred securities with an adjusted cost basis of $1.1 million. These securities are backed by debt obligations of banks, with approximately $0.8 million of the securities backed by two of the largest U.S. banks and $0.1 million backed by a pool of banks' debt in the form of a collateralized debt obligation (CDO). As a result of market upheaval, a lack of regular trading market in these securities, and bank failures, the fair value of these securities had fallen sharply in 2008 and continued to fall in the first half of 2009. The Company recognized cumulative other-than-temporary-impairment (OTTI) amounting to $0.9 million on one CDO over several years. Management sold a portion of this security in 2011 and intends to sell the remainder in whole or in part over time. If the financial condition of the underlying banks deteriorates, further write-downs could occur before a sale, which would be reflected in the statement of operations. The maximum potential write-down would be its current carrying value of less than $0.1 million.

(2) Securities (continued)

Amortized cost and fair value of available-for-sale and held-to-maturity securities at December 31, 2011 are summarized as follows:

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

The following table presents the fair value of securities with gross unrealized losses at December 31, 2011, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Loans and Allowances for Loan Losses	6 Months Ended
Jun. 30, 2012
Loans and Allowances for Loan Losses [Abstract]
Loans and Allowances for Loan Losses

(3) Loans and Allowance for Loan Losses

Loans

The Company's market area is generally Ontario County and Monroe County of New York State. Substantially all loans are made in this market area. Accordingly, the ultimate collectability of a substantial portion of the Company's loan portfolio is susceptible to changes in the economic conditions in this area. The Company's concentrations of credit risk are as disclosed in the following table of loan classifications. The concentrations of credit risk in related loan commitments and letters of credit parallel the loan classifications reflected. Other than general economic risks, management is not aware of any material concentrations of credit risk to any industry or individual borrower.

The major classifications of loans at June 30, 2012 and December 31, 2011, follow (in thousands), along with a description of their underwriting and risk characteristics:

	2012	2011

Commercial and industrial	$212,451	198,744
Mortgages:
Commercial	504,284	467,413
Residential - first lien	272,165	256,173
Residential - second lien	104,184	101,877
Consumer:
Automobile - indirect	275,862	227,541
Other	16,430	25,583
Loans held for sale	11,762	7,556

Total loans	1,397,138	1,284,887
Plus - Net deferred loan costs	9,188	7,634
Less - Allowance for loan losses	(17,273)	(16,095)

Loans - net	$1,389,053	1,276,426

Commercial and Industrial Loans: These loans generally include term loans and lines of credit. Such loans are made available to businesses for working capital (including inventory and receivables), business expansion (including acquisition of real estate, expansion and improvements) and equipment purchases. As a general practice, a collateral lien is placed on equipment or other assets owned by the borrower. These loans carry a higher risk than commercial real estate loans by the nature of the underlying collateral, which can be business assets such as equipment and accounts receivable. To reduce the risk, management also attempts to secure secondary collateral, such as real estate, and obtain personal guarantees of the borrowers. To further reduce risk and enhance liquidity, these loans generally carry variable rates of interest, repricing in three- to five-year periods, and have a maturity of five years or less. Lines of credit generally have terms of one year or less and carry floating rates of interest (e.g., prime plus a margin).

Commercial Mortgages: Commercial real estate loans are made to finance the purchases of real property which generally consists of real estate with completed structures. These commercial real estate loans are secured by first liens on the real estate, which may include apartments, commercial structures housing businesses, healthcare facilities, and other non-owner occupied facilities. These loans are considered by the Company to be less risky than commercial and industrial loans, since they are secured by real estate and buildings. The loans typically have adjustable interest rates, repricing in three- to five-year periods, and require principal payments over a 10- to 25-year period. Many of these loans include call provisions within 10 to 15 years of their origination. The Company's underwriting analysis includes credit verification, independent appraisals, a review of the borrower's financial condition, and the underlying cash flows. These loans are typically originated in amounts of no more than 80% of the appraised value of the property serving as collateral.

Residential First-Lien Mortgages: We originate adjustable-rate and fixed-rate, one-to-four-family residential real estate loans for the construction, purchase or refinancing of a mortgage. These loans are collateralized by owner-occupied properties located in the Company's market area. They are amortized over five to 30 years. Substantially all residential loans secured by first mortgage liens are originated by CNB Mortgage and sold to either the Bank or third-party investors. Generally, fixed-rate mortgage loans with a maturity or call date of ten years or less and a rate of 5% or more are retained in the Company's portfolio. For longer term, fixed-rate residential mortgages without escrow, the Company generally retains the servicing, but sells the right to receive principal and interest to Federal Home Loan Mortgage Company, also known as Freddie Mac. All loans not retained in the portfolio or sold to Freddie Mac are sold to unrelated third parties with servicing released. This practice allows the Company to manage interest rate risk, liquidity risk, and credit risk. From time to time, the Company may also purchase residential mortgage loans which are originated and serviced by third parties. In an effort to manage risk of loss and strengthen secondary market liquidity opportunities, management typically uses secondary market underwriting, appraisal, and servicing guidelines. Loans on one-to-four-family residential real estate are mostly originated in amounts of no more than 85% of appraised value or have private mortgage insurance. Mortgage title insurance and hazard insurance are normally required. Construction loans have a unique risk, because they are secured by an incomplete dwelling. This risk is reduced through periodic site inspections, including at each loan draw period.

Residential Second-Lien Mortgages: The Company originates home equity lines of credit and second mortgage loans (loans secured by a second [junior] lien position on one-to-four-family residential real estate). These loans carry a higher risk than first mortgage residential loans as they are in a second position relating to collateral. Risk is reduced through underwriting criteria, which include credit verification, appraisals, a review of the borrower's financial condition, and personal cash flows. A security interest, with title insurance when necessary, is taken in the underlying real estate.

Consumer Loans: The Company funds a variety of consumer loans, including direct and indirect automobile loans, recreational vehicle loans, boat loans, aircraft loans, home improvement loans, and personal loans (collateralized and uncollateralized). Most of these loans carry a fixed rate of interest with principal repayment terms typically ranging from one to ten years, based upon the nature of the collateral and the size of the loan. The majority of consumer loans are underwritten on a secured basis using the underlying collateral being financed or a customer's deposit account. A small amount of loans are unsecured, which carry a higher risk of loss.

Loans Held for Sale: These are the Residential First-Lien Mortgages, discussed above, which are sold to Freddie Mac and other third parties. These loans are carried at their lower of cost or fair value, calculated on a loan-by-loan basis.

Allowance for Loan Losses

A summary of the changes in the allowance for loan losses follows (in thousands). Notwithstanding the estimated allocations set forth in any table, the entirety of the allowance is available to absorb losses in any portfolio:

	For the Three-Month Periods		For the Six-Month Periods
	Ended June 30,		Ended June 30,

	2012	2011	2012	2011

Balance at the beginning of period	$16,841	15,910	16,095	15,635
Loans charged off	(955)	(581)	(1,665)	(1,286)
Recoveries of loans charged off	237	368	543	598
Provision charged to operations	1,150	140	2,300	890

Balance at end of period	$17,273	15,837	17,273	15,837

The following tables, for each of the three- month periods presented, provide an analysis of the allowance for loan losses by loan type (in thousands):

Three months ended June 30, 2012			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$4,878	1,282	1,907	534	5,861	1,222	-	1,157	16,841
Charge-offs	(240)	(278)	(154)	-	(165)	(118)	-	-	(955)
Recoveries	39	1	4	10	135	48	-	-	237
Provision	(394)	675	362	(62)	686	(198)	-	81	1,150
Ending Balance	$4,283	1,680	2,119	482	6,517	954	-	1,238	17,273

Three months ended June 30, 2011			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$5,876	1,671	1,666	587	4,141	811	-	1,158	15,910
Charge-offs	(196)	(43)	(16)	-	(206)	(120)	-	-	(581)
Recoveries	96	-	19	1	174	78	-	-	368
Provision	(1,004)	(290)	(37)	(18)	492	(18)	-	1,015	140
Ending Balance	$4,772	1,338	1,632	570	4,601	751	-	2,173	15,837

The balance in the allowance for loan losses increased to $17.3 million at June 30, 2012 compared to $16.8 million at March 31, 2012 and from $15.8 million at June 30, 2011. In determining the level of allowance necessary, we considered a number of factors. The most significant factor in the second quarter of 2012 was growth in the portfolio, which amounted to an annualized rate of 13.4% for the three-month period from March 31, 2012. The balance in the allowance increased by a similar annualized rate. The allocation of the allowance changed in the second quarter generally due to the respective loan portfolio's growth rates with the exception of Commercial and industrial loans, wherein the allowance was reduced due to a reduction in the quantitative loss factor with improvements in the historical eight-quarter net loss migration factor, new loan growth receiving a lower, Pass-rated loss factor, the upgrades of previously criticized loans, and a lower level of internally classified loans and impaired loans.

In determining the level of allowance necessary as of June 30, 2012, we considered a number of factors. The most significant factor in the first half of 2012 was growth in the portfolio. In addition to the impact of loan growth, specific portfolio factors impacted the allowance, which included, (a) a reduction in the quantitative loss factor applied to Substandard-rated Commercial and Industrial Loans, (b) a decline in annualized net charge-offs, and (c) a decline in the ratio of non-performing loans to total loans. The increase in the Consumer indirect allowance for both three and six month periods is due to the portfolio's growth and not due to changes in underlying credit quality. Economic conditions were also considered in our determination of the allowance. Given improvements we have seen in our local economy, we have reduced our economic qualitative factors by two basis points.

The following tables, for each of the six- month periods presented, provide an analysis of the allowance for loan losses by loan type, including a summary, as of the period end, of the loan types individually and collectively evaluated for impairment (in thousands):

Six months ended June 30, 2012			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(431)	(278)	(229)	(3)	(448)	(276)	-	-	(1,665)
Recoveries	77	3	10	12	310	131	-	-	543
Provision	(1,756)	961	552	(48)	1,816	183	-	592	2,300
Ending Balance	$4,283	1,680	2,119	482	6,517	954	-	1,238	17,273

of which:
Amount for loans individually
evaluated for impairment	$912	221	-	-	-	-	-	-	1,133
Amount for loans collectively
evaluated for impairment	$3,371	1,459	2,119	482	6,517	954	-	1,238	16,140
Balance of loans individually
evaluated for impairment	$3,746	10,490	-	83	-	-	-	-	14,319
Balance of loans collectively
evaluated for impairment	$208,705	493,794	272,165	104,101	275,862	16,430	11,762	9,188	1,392,007

Six months ended June 30, 2011			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(351)	(43)	(16)	-	(608)	(268)	-	-	(1,286)
Recoveries	111	-	19	2	315	151	-	-	598
Provision	(1,352)	10	325	5	698	(287)	-	1,491	890
Ending Balance	$4,772	1,338	1,632	570	4,601	751	-	2,173	15,837

of which:
Amount for loans individually
evaluated for impairment	$2,250	330	-	-	-	-	-	-	2,580
Amount for loans collectively
evaluated for impairment	$2,522	1,008	1,632	570	4,601	751	-	2,173	13,257
Balance of loans individually
evaluated for impairment	$2,888	1,376	-	-	-	-	-	-	4,264
Balance of loans collectively
evaluated for impairment	$196,512	432,073	240,163	95,588	169,126	27,189	5,809	5,214	1,171,674

In determining the level of allowance necessary as of June 30, 2012, we considered a number of factors. The most significant factor in the first half of 2012 was growth in the portfolio. In addition to the impact of loan growth, specific portfolio factors impacted the allowance, which included, (a) a reduction in the quantitative loss factor applied to Substandard-rated Commercial and Industrial Loans, (b) a decline in annualized net charge-offs, and (c) a decline in the ratio of non-performing loans to total loans. Economic conditions were also considered in our determination of the allowance. Given improvements we have seen in our local economy, we have reduced our economic qualitative factors by two basis points.

In monitoring the credit quality of the portfolio, management applies a credit quality indicator to substantially all commercial loans. These quality indicators, as more fully described in the 2011 Annual Report, range from one through eight in increasing risk of loss. These ratings are used as inputs to the calculation of the allowance for loan losses. Loans rated 1 through 4 are generally allocated a lesser percentage allocation in the allowance for loan losses than loans rated from 5 through 8. Residential Mortgage Loans are generally rated 9, unless they are used to partially collateralize commercial loans, in which case they carry the rating of the respective commercial loan relationship, or if management wishes to recognize a well defined weakness or loss potential to more accurately reflect credit risk. Unrated loans are allocated a percentage of the allowance for loan losses on a pooled basis.

The following tables present the loan portfolio as of June 30, 2012 and December 31, 2011 by credit quality indicator (in thousands). Except for loans in the 9 and unrated categories, credit quality indicators are reassessed for each applicable loan at least annually, generally upon the anniversary of the loan's origination or receipt and analysis of the borrower's financial statements, when applicable, or in the event that information becomes available that would cause us to re-evaluate.

Loans in category 9 and unrated are evaluated for credit quality after origination based upon delinquency status. (See Aging Analysis table).

Credit Quality Indicator Analysis as of June 30, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$12,310	-	-	-	-	137	-	-	12,447
2-Good	12,881	26,246	1,577	3,492	-	1,054	-	-	45,250
3-Satisfactory	78,469	210,744	1,267	278	-	-	-	-	290,758
4-Watch	38,532	204,992	5,942	404	-	-	-	-	249,870
5-Special Mention	12,351	17,086	1,005	-	-	-	-	-	30,442
6-Substandard	21,693	22,710	5,888	254	-	-	-	-	50,545
7-Doubtful	-	-	7	-	-	-	-	-	7
Subtotal	$176,236	481,778	15,686	4,428	-	1,191	-	-	679,319
9 and not rated	36,215	22,506	256,479	99,756	275,862	15,239	11,762	9,188	727,007
Total	$212,451	504,284	272,165	104,184	275,862	16,430	11,762	9,188	1,406,326

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3 Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4 Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5 Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6 Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7 Doubtful	-	-	-	7	-	-	-	-	7
8 Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

A summary of information regarding nonaccruing loans and other nonperforming assets as of June 30, 2012, December 31, 2011, and June 30, 2011 follows (in thousands):

	June 30,	December 31,	June 30,
	2012	2011	2011

Accruing loans 90 days or more delinquent	$314	969	2,177
Nonaccruing loans	20,106	17,307	20,439

Total nonperforming loans	20,420	18,276	22,616
Other real estate owned	3,426	4,632	3,991
(less write-down of other real estate owned)	(237)	(397)	(551)

Total nonperforming assets	$23,609	22,511	26,056

The following tables present, as of June 30, 2012 and December 31, 2011, additional details about the loan portfolio in the form of an aging analysis of the loan portfolio. Amounts exclude deferred fees and costs (in thousands).

During the first half of 2012, we experienced an increase in past-due commercial and residential mortgages, particularly in non-accrual loans.  Based upon available appraisals, we believe loans underlying the relationship are secured by collateral with values exceeding our carrying value. In accordance with our internal policy, we are in the process of re-appraising the collateral.

Aging Analysis as of June 30, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$348	217	3,756	4,321	208,130	212,451	10	3,746
Commercial mortgages	2,361	-	10,491	12,852	491,432	504,284	-	10,491
Residential - first lien	2,206	513	5,677	8,396	263,769	272,165	96	5,581
Residential - junior lien	183	249	288	720	103,464	104,184	-	288
Consumer:
Automobile - Indirect	1,878	882	199	2,959	272,903	275,862	199	-
Other	234	78	9	321	16,109	16,430	9	-
Loans held-for-sale	-	-	-	-	11,762	11,762	-	-
	$7,210	1,939	20,420	29,569	1,367,569	1,397,138	314	20,106

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

A summary of information regarding impaired loans follows (in thousands):

	As of and for	As of and for	As of and for
	the six-month	the year	the six-month
	period ended	ended	period ended
	June 30,	December 31,	June 30,
	2012	2011	2011

Recorded investment at period end	$20,106	17,307	20,439
Impaired loans with specific related allowance at period end	$3,823	2,453	4,264
Amount of specific related allowance at period end	$1,133	1,138	2,580
Average investment during the period	$19,461	20,394	21,618
Interest income recognized on a cash basis during the period	$138	127	-

The details of impaired loans as of June 30, 2012 and December 31, 2011 follow (in thousands)

June 30, 2012

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,702	2,230	-	1,940	-
Commercial mortgage	8,711	9,524	-	8,878	105
Residential mortgage - first position	5,581	5,769	-	4,450	31
Residential mortgage - second position	289	300	-	356	-
Consumer - other	-	-	-	50	2
Subtotal	16,283	17,823	-	15,674	138
With specific allowance
Commercial and industrial	2,043	2,160	912	2,292	-
Commercial mortgage	1,780	2,569	221	1,495	-
Subtotal	3,823	4,729	1,133	3,787	-
Total	$20,106	22,552	1,133	19,461	138
Summary by portfolio:
Commercial	$14,236	16,483	1,133	14,605	105
Residential	5,870	6,069	-	4,806	31
Consumer and other	-	-	-	50	2
Total	$20,106	22,552	1,133	19,461	138

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

Troubled Debt Restructurings

In the process of resolving nonperforming loans, we may choose to restructure the contractual terms of certain loans and attempt to work out alternative payment schedules with the borrower in order to avoid foreclosure of collateral. Any loans that are modified are evaluated to determine if they are "troubled debt restructurings” (TDR) and if so determined, are evaluated for impairment. A TDR is defined as a loan restructure where for legal or economic reasons related to a borrower's financial difficulties, the creditor grants one or more concessions to the borrower that it would not otherwise consider. Terms of loan agreements may be modified to fit the ability of the borrower to repay in respect of its current financial status and restructuring of loans may include the transfer of assets from the borrower to satisfy debt, a modification of loan terms, or a combination of the two. If a satisfactory restructure and payment arrangement cannot be reached, the loan may be referred to legal counsel for foreclosure.

As of June 30, 2012, there was one commercial relationship totaling $4.5 million that was considered a TDR due to the nature of the concessions granted to the borrower. We have established no impairment reserve for the relationship in light of the value of underlying collateral and management's recovery expectations. The balances of the underlying loans are included in non-performing loans. For this relationship, we renegotiated certain terms of their loans in 2010. The significant term modified was the monthly principal and interest payment amount.  We agreed to forbear our rights under default provisions in the loan agreements on the condition that the borrower made monthly payments which were significantly less than those required under the terms of the original loan agreements. The customer was in compliance with the terms of the forbearance agreement which expired in March 2011. At that time, we renewed the forbearance agreement for an additional 24 months with higher monthly payments than under the previous agreement. The borrower has paid as agreed.

A loan totaling $0.3 million, previously classified as a TDR was liquidated in the second quarter of 2012.

Loan Servicing Assets	6 Months Ended
Jun. 30, 2012
Loan Servicing Assets [Abstract]
Loan Servicing Assets

(4)   Loan Servicing Assets

The Company services first-lien, residential loans for the Federal Home Loan Mortgage Company (FHLMC), also known as Freddie Mac, and certain commercial loans as lead participant. The associated servicing rights (assets) entitle the Company to a future stream of cash flows based on the outstanding principal balance of the loans and contractual servicing fees. Failure to service the loans in accordance with contractual requirements may lead to a termination of the servicing rights and the loss of future servicing fees.

The Company services all loans for FHLMC on a non-recourse basis; therefore, its credit risk is limited to temporary advances of funds to FHLMC, while FHLMC retains all credit risk associated with the loans. Commercial loans are serviced on a non-recourse basis, whereby the Company is subject to credit losses only to the extent of the proportionate share of the loan's principal balance owned. The Company's contract to sell loans to FHLMC and to the Federal Housing Administration (FHA) via third-parties contain certain representations and warranties that if not met by the Company would require the repurchase of such loans. The Company has not historically been subject to a material volume of repurchases.

Gross servicing fees earned by the Company for the six-month periods ended June 30, 2012 and 2011, respectively, amounted to $712,000 and $704,000. Gross servicing fees for the three-month periods ended June 30, 2012 and 2011, respectively, amounted to $366,000 and $361,000. These fees are included in net mortgage servicing income on the statements of income.

The following table presents the changes in loan servicing assets for the six-month periods ended June 30, 2012 and 2011, respectively, as well as the estimated fair value of the assets at the beginning and end of the period (in thousands).

	2012		2011
		Estimated		Estimated
	Book	Fair	Book	Fair
	Value	Value	Value	Value
Balance at January 1,	$2,489	$3,244	$2,222	$3,418
Originations	572		253
Amortization	(282)		(244)
Balance at June 30,	$2,779	$3,425	$2,231	$3,460

Capital Changes	6 Months Ended
Jun. 30, 2012
Capital Changes [Abstract]
Capital Changes

(5)   Capital Changes

At a special meeting of the Company's shareholders held on September 14, 2011, the Company's shareholders approved (a) a 4-for-1 forward stock split of the Company's common stock (the “Stock Split”) and (b) a corresponding amendment to the Company's Certificate of Incorporation that would affect the stock split by increasing the Company's total number of authorized shares from 8,000,000 to 20,000,000 shares, increasing the authorized number of shares of common stock from 4,000,000 to 16,000,000 shares, including changing the par value per share from $20.00 to $5.00, and implementing the Stock Split. The amendment to the Company's Certificate of Incorporation effecting the Stock Split was filed with New York State on September 20, 2011. All share data presented in the Company's financial statements and this Form 10-Q has been adjusted retroactively to reflect the Stock Split.

At the Company's April 2011 Annual Meeting, shareholders authorized a class of 4,000,000 shares of preferred stock, $.01 par value. No shares of preferred stock have been issued.

Dividend	6 Months Ended
Jun. 30, 2012
Dividend [Abstract]
Dividend

(6)   Dividend

On July 11, 2012, the Board of Directors declared a semi-annual $1.61 per share dividend on common stock to shareholders of record on July 21, 2012. The dividend was paid on August 1, 2012. This is in addition to the semi-annual $1.50 per share paid on February 1, 2012.

Earnings Per Share	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Basic earnings per share	$2.41	2.67	$4.28	4.97

Diluted Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Effect of assumed exercise of stock options	46,622	35,281	42,693	34,683
Total	1,933,657	1,923,829	1,929,838	1,923,242
Diluted earnings per share	$2.36	2.62	$4.19	4.88

(7)   Earnings Per Share

Basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of shares outstanding during the period. Diluted earnings per share includes the maximum dilutive effect of stock issuable upon conversion of stock options. Calculations for the three- and six- month periods ended June 30, 2012 and 2011 follow (dollars in thousands, except per share data):

Segment Information	6 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Segment Information

(8)   Segment Information

The Company is organized into four reportable segments: the Company and its banking and Florida trust subsidiaries (Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS Financial, LLC and its subsidiaries (OBS). These have been segmented due to differences in their distribution channels, the volatility of their earnings, and internal and external financial reporting requirements. The interim period reportable segment information for the three- and six-month periods ended June 30, 2012 and 2011 follows (dollars in thousands). The Company acquired a majority interest in OBS in November 2011; therefore, OBS segment information is only presented for the three- and six-month period ended June 30, 2012.

Three Months Ended June 30,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$16,038	1	2	-	(3)	16,038
Non-interest income	5,927	1,766	927	727	(589)	8,758

Total revenues	21,965	1,767	929	727	(592)	24,796

Provision for loan losses	1,150	-	-	-	-	1,150
Intangible amortization	45	-	158	298	-	501
Other operating expenses	14,891	617	767	738	(271)	16,742

Total expenses	16,086	617	925	1,036	(271)	18,393

Income (loss) before tax	5,879	1,150	4	(309)	(321)	6,403
Income tax	1,955	456	(3)	-	(453)	1,955
Net income (loss) attributable to noncontrolling interests
and Canandaigua National Corporation	3,924	694	7	(309)	132	4,448
Less: Net income (loss) attributable to noncontrolling interests	-	-	-	(108)	-	(108)
Net income (loss) attributable to
Canandaigua National Corporation	$3,924	694	7	(201)	132	4,556

Total identifiable assets	$1,825,096	10,831	17,031	12,434	(17,021)	1,848,371

Three Months Ended June 30,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$15,145	2	3	(5)	15,145
Non-interest income	5,685	784	1,013	(563)	6,919

Total revenues	20,830	786	1,016	(568)	22,064

Provision for loan losses	140	-	-	-	140
Intangible amortization	50	-	172	-	222
Other operating expenses	13,400	630	805	(222)	14,613

Total expenses	13,590	630	977	(222)	14,975

Income before tax	7,240	156	39	(346)	7,089
Income tax	2,045	69	(18)	(51)	2,045

Net income	$5,195	87	57	(295)	5,044

Total identifiable assets	$1,675,216	8,229	16,716	(10,267)	1,689,894

Six Months Ended June 30,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$32,231	3	5	-	(8)	32,231
Non-interest income	11,687	3,050	1,812	1,318	(927)	16,940

Total revenues	43,918	3,053	1,817	1,318	(935)	49,171

Provision for loan losses	2,300	-	-	-	-	2,300
Intangible amortization	91	-	315	298	-	704
Other operating expenses	31,039	1,358	1,528	1,208	(450)	34,683

Total expenses	33,430	1,358	1,843	1,506	(450)	37,687

Income (loss) before tax	10,488	1,695	(26)	(188)	(485)	11,484
Income tax	3,465	671	(10)	-	(661)	3,465

Net income (loss) attributable to noncontrolling interests
and Canandaigua National Corporation	7,023	1,024	(16)	(188)	176	8,019

Less: Net income (loss) attributable to noncontrolling interests	-	-	-	(66)	-	(66)

Net income (loss) attributable to
Canandaigua National Corporation	$7,023	1,024	(16)	(122)	176	8,085

Total identifiable assets	$1,825,096	10,831	17,031	12,434	(17,021)	1,848,371

Six Months Ended June 30,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$32,231	3	5	-	(8)	32,231
Non-interest income	11,687	3,050	1,812	1,318	(927)	16,940

Total revenues	43,918	3,053	1,817	1,318	(935)	49,171

Provision for loan losses	2,300	-	-	-	-	2,300
Intangible amortization	91	-	315	298	-	704
Other operating expenses	31,039	1,358	1,528	1,208	(450)	34,683

Total expenses	33,430	1,358	1,843	1,506	(450)	37,687

Income (loss) before tax	10,488	1,695	(26)	(188)	(485)	11,484
Income tax	3,465	671	(10)	-	(661)	3,465

Net income (loss) attributable to noncontrolling interests
and Canandaigua National Corporation	7,023	1,024	(16)	(188)	176	8,019

Less: Net income (loss) attributable to noncontrolling interests	-	-	-	(66)	-	(66)

Net income (loss) attributable to
Canandaigua National Corporation	$7,023	1,024	(16)	(122)	176	8,085

Total identifiable assets	$1,825,096	10,831	17,031	12,434	(17,021)	1,848,371

Six Months Ended June 30,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$29,968	5	6	(11)	29,968
Non-interest income	11,707	1,520	2,050	(1,166)	14,111

Total revenues	41,675	1,525	2,056	(1,177)	44,079

Provision for loan losses	890	-	-	-	890
Intangible amortization	100	-	344	-	444
Other operating expenses	27,356	1,201	1,549	(394)	29,712

Total expenses	28,346	1,201	1,893	(394)	31,046

Income before tax	13,329	324	163	(783)	13,033
Income tax	3,650	133	27	(160)	3,650

Net income	$9,679	191	136	(623)	9,383

Total identifiable assets	$1,675,216	8,229	16,716	(10,267)	1,689,894

Interest Rate Swap Agreement	6 Months Ended
Jun. 30, 2012
Interest Rate Swap Agreement [Abstract]
Interest Rate Swap Agreement	(9) Interest Rate Swap Agreements

Fair Values of Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Values of Financial Instruments [Abstract]
Fair Values of Financial Instruments

(10) Fair Values of Financial Instruments

Current accounting pronouncements require disclosure of the estimated fair value of financial instruments. Fair value is generally defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly, non-distressed sale between market participants at the measurement date. With the exception of certain marketable securities and one-to-four-family residential mortgage loans originated for sale, the Company's financial instruments are not readily marketable and market prices do not exist. The Company, in attempting to comply with accounting disclosure pronouncements, has not attempted to market its financial instruments to potential buyers, if any exist. Since negotiated prices in illiquid markets depend upon the then present motivations of the buyer and seller, it is reasonable to assume that actual sales prices could vary widely from any estimate of fair value made without the benefit of negotiations. Additionally, changes in market interest rates can dramatically impact the value of financial instruments in a short period of time. Finally, the Company expects to retain substantially all assets and liabilities measured at fair value to their maturity or call date. Accordingly, the fair values disclosed herein are unlikely to represent the instruments' liquidation values, and do not, with the exception of securities, consider exit costs, since they cannot be reasonably estimated by management.

Accounting principles establish a three-level valuation hierarchy for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows.

  Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
  Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The estimated fair values and the valuation hierarchy of the Company's financial instruments are as follows (in thousands):

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and Equivalents

For these short-term instruments that generally mature in 90 days or less, or carry a market rate of interest, the carrying value approximates fair value.

Securities

Fair values for securities are determined using independent pricing services and market-participating brokers, or matrix models using observable inputs. The pricing service and brokers use a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to their pricing models include recent trades, benchmark interest rates, spreads, and actual and projected cash flows. Management obtains a single market quote or price estimate for each security. None of the quotes or estimates is considered a binding quote, as management would only request a binding quote if management had the positive intent to sell the securities in the foreseeable future and management believed the price quoted represented one from a market participant with the intent and the ability to purchase. Management evaluates the supplied price quotes against expectations of general price trends associated with changes in the yield curve and by comparing prices to the last period's price quote. Management employs an internal matrix model for non-traded municipal securities. The matrix model considers observable inputs, such as benchmark interest rates and spreads.

Certain securities' fair values are determined using unobservable inputs and include bank-debt-based CDOs. There is a very limited market and limited demand for these CDOs due to imbalances in marketplace liquidity and the uncertainty in evaluating the credit risk in these securities. In determining fair value for these securities, management considered various inputs. Management considered fair values from brokerage firms which were determined using assumptions as to expected cash flows and approximate risk-adjusted discount rates.

There is no market for stock issued by the Federal Home Loan Bank and the Federal Reserve Bank. Member banks are required to hold this stock. Shares can only be sold to the issuer at par. Fair value is estimated to equal book value.

Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by interest type such as floating, adjustable, and fixed-rate, and by portfolios such as commercial, mortgage, and consumer.

The fair value of performing loans is calculated by discounting scheduled cash flows through the loans' estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan category. The estimate of maturity is based on the average maturity for each loan classification.

Delinquent loans (not in foreclosure) are valued using the method noted above, and also consider the fair value of collateral for collateral-dependent loans. While credit risk is a component of the discount rate used to value loans, delinquent loans are presumed to possess additional risk. Therefore, the calculated fair value of loans is reduced by the allowance for loan losses.

The fair value of loans held for sale is estimated based on outstanding investor commitments or in the absence of such commitments, is based on current yield requirements or quoted market prices.

Loan Servicing Assets

Fair value is determined through estimates provided by a third party. To estimate the fair value, the third party considers market prices for similar assets and the present value of expected future cash flows associated with the servicing assets calculated using assumptions that market participants would use in estimating future servicing income and expense. Such assumptions include estimates of the cost of servicing loans, loan default rates, an appropriate discount rate, and prepayment speeds. The key economic assumptions used to determine the fair value of mortgage servicing rights at June 30, 2012 and 2011, and the sensitivity of such values to changes in those assumptions are summarized in the 2011 Annual Report and are substantially unchanged.

Deposits

The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed maturity time deposits is estimated using a discounted cash flow approach that applies current market rates to a schedule of aggregated expected maturities of time deposits.

Junior Subordinated Debentures

There is no trading market for the Company's debentures. Therefore the fair value of junior subordinated debentures is determined using an expected present value technique. The fair value of the adjustable-rate debentures approximates their face amount, while the fair value of fixed-rate debentures is calculated by discounting scheduled cash flows through the debenture's estimated maturity using current market rates.

Interest Rate Swap Agreements (Swaps)

The fair value of swaps is the amount the Company would expect to pay to terminate the agreements and is based upon the present value of expected future cash flows using the LIBOR swap curve, the basis for the underlying interest rates.

Other Financial Instruments

The fair values of letters of credit and unused lines of credit approximate the fee charged to make the commitments.

Fair Values Measurements	6 Months Ended
Jun. 30, 2012
Fair Values Mesurements [Abstract]
Fair Values Measurements

(11) Fair Values Measurements

The following table presents for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at June 30, 2012, by caption on the Condensed Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$501	-	-	501
U.S. government sponsored
enterprise obligations	-	52,036	-	52,036
State and municipal obligation	-	44,145	-	44,145
All other	-	3,285	120	3,405
Total assets	$501	99,466	120	100,087

Liabilities
Interest rate swap agreement	$-	5,940	-	5,940
Letters of credit	-	177	-	177
Total liabilities	$-	6,118	-	6,118

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	11,762	-	11,762
Collateral dependent impaired loans	-	-	3,823	3,823
Other real estate owned	-	-	3,189	3,189
Loan servicing assets	-	-	2,779	2,779
Total assets	$-	11,762	9,791	21,553

The Company values impaired loans and other real estate owned at the time the loan is identified as impaired or when title to the property passes to the Company.  The fair values of such loans and real estate owned are estimated using Level 3 inputs in the fair value hierarchy.  Each loan's collateral and real estate property has a unique appraisal and management's consideration of any discount of the value is based on factors unique to each impaired loan and real estate property.  The significant unobservable input in determining the fair value is management's subjective discount on appraisals of the collateral securing the loan or real estate property, which ranges from 10%-50%.  Collateral for impaired loans may consist of real estate and/or business assets including equipment, inventory and/or accounts receivable and the value of these assets is determined based on appraisals by qualified licensed appraisers hired by the Company.  Appraised and reported values may be discounted based on management's historical knowledge, changes in market conditions from the time of valuation, estimated costs to sell, and/or management's expertise and knowledge of the client and the client's business.

As more fully described in the prior note, the Company evaluates and values loan servicing assets on a quarterly basis at their lower of amortized cost or fair value. The fair values of these assets are estimated using Level 3 inputs in the fair value hierarchy. Fair value is determined through estimates provided by a third party or by management by reference to rights sold on similar loans during the quarter. When values are estimated by management using market prices for similar servicing assets, certain discounts may be applied to reflect the differing rights underlying the loan servicing contract. These discounts may range from 25 to 75 basis points of the principal balance of the underlying loan. Such discounts represent the significant unobservable input.

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three- and six-month periods ended June 30, 2012 (in thousands).

	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Securities available for sale, beginning of period	$97	$799
Securities transferred to Level 2 during period	-	(730)
Unrealized gain included in other comprehensive income	23	51
Securities available for sale, end of period	$120	$120

The following table presents for each of the fair-value hierarchy levels the Company's assets and liabilities that were measured at fair value on a recurring and non-recurring basis at December 31, 2011, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three- and six-month periods ended June 30, 2011 (in thousands).

	Three Months Ended	Six Months Ended
	June 30, 2011	June 30,2011
Securities available for sale, beginning of period	$995	$958
Unrealized gain included in other comprehensive income	4	41
Securities available for sale, end of period	$999	$999

Accounting Pronouncements Implemented in Current Year	6 Months Ended
Jun. 30, 2012
Accounting Pronouncements Implemented in Current Year [Abstract]
Accounting Pronouncements Implemented in Current Year

(12) Accounting Pronouncements Implemented in the Current Year

We implemented the following Accounting Standards Updates (ASU) as of January 1, 2012 with no impact to our financial condition or results of operations. However, some footnote disclosures were revised:

ASU 2011-03. Reconsideration of Effective Control for Repurchase Agreements, issued April 2011. The main objective in developing this Update was to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control were not changed by the amendments in this Update. Since the Company does not currently engage in these types of transactions, the Update had no impact on the Company's financial condition or results of operations upon implementation.

ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, issued May 2011. The amendments were intended to converge fair value measurement and disclosure guidance in U.S. GAAP with the guidance in the International Accounting Standards Board's concurrently issued IFRS 13, Fair Value Measurement. The amendments in ASU 2011-04 did not modify the requirements for when fair value measurements apply; rather, they generally represented clarifications on how to measure and disclose fair value under ASC 820, Fair Value Measurement. In implementing this ASU, we expanded relevant disclosures for fair values of financial instruments and fair value measurements.

ASU 2011-05 Presentation of Comprehensive Income, issued June 2011. The objective of this Update was to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments required that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. We used the two statement report by including a consolidated statement of comprehensive income.

In ASU 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, the FASB indefinitely deferred certain reporting requirements for reclassifications out of accumulated other comprehensive income on a components basis.

ASU 2011-08 Testing Goodwill for Impairment, issued September 2011. The objective of this Update was to simplify how entities, both public and non-public, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. Although this ASU became effective on January 1, 2012, we will not implement its provisions until the fourth quarter of 2012 when we perform our annual goodwill assessment.

Acquisition	6 Months Ended
Jun. 30, 2012
Acquisition [Abstract]
Acquisition

(13) Acquisition

As more fully discussed in the 2011 Annual Report, in November 2011, the Company acquired a majority interest in WBI OBS Financial, LLC (WBI), a company formed to concurrently acquire OBS Holdings, Inc. (OBS). As of June 30, 2012, the Company had not completed its comprehensive analysis of the fair value of assets acquired and liabilities assumed. The Company is in the process accumulating additional internal and market data not available at the time of the acquisition. The Company expects to complete its analysis in 2012. There has been no change to the acquisition-related financial information presented in the 2011 Annual Report.

Securities (Tables)	6 Months Ended
Jun. 30, 2012
Securities [Abstract]
Schedule of Available-for-sale Securities
	June 30, 2012
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$501	-	-	501
U.S. government sponsored enterprise obligations	51,820	260	(44)	52,036
State and municipal obligations	42,671	1,490	(16)	44,145
Corporate obligations (1)	1,094	3	(193)	904
Equity securities	2,292	209	-	2,501

Total Securities Available for Sale	$98,378	1,962	(253)	100,087

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$6	-	-	6
State and municipal obligations	167,248	4,235	(118)	171,365
Corporate obligations	819	358	-	1,177

Total Securities Held to Maturity	$168,073	4,593	(118)	172,548

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$14,549	14,782	31,191	31,704
1 to 5	31,686	32,910	125,802	129,149
5 to 10	46,976	47,071	10,244	10,498
10 and over	2,875	2,823	836	1,197

Total	$96,086	97,586	168,073	172,548

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$16,441	44	-	-	16,441	44
State and municipal obligations	330	1	996	15	1,326	16
Corporate obligations	-	-	863	193	863	193

Total temporarily impaired securities	$16,771	45	1,859	208	18,630	253

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$6	-	-	-	6	-
State and municipal obligations	$18,515	95	3,870	23	22,385	118

Total temporarily impaired securities	$18,521	95	3,870	23	22,391	118

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Loans and Allowances for Loan Losses (Tables)	6 Months Ended
Jun. 30, 2012
Loans and Allowances for Loan Losses [Abstract]
Schedule Of Major Classification Of Loans
	2012	2011

Commercial and industrial	$212,451	198,744
Mortgages:
Commercial	504,284	467,413
Residential - first lien	272,165	256,173
Residential - second lien	104,184	101,877
Consumer:
Automobile - indirect	275,862	227,541
Other	16,430	25,583
Loans held for sale	11,762	7,556

Total loans	1,397,138	1,284,887
Plus - Net deferred loan costs	9,188	7,634
Less - Allowance for loan losses	(17,273)	(16,095)

Loans - net	$1,389,053	1,276,426

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	For the Three-Month Periods		For the Six-Month Periods
	Ended June 30,		Ended June 30,

	2012	2011	2012	2011

Balance at the beginning of period	$16,841	15,910	16,095	15,635
Loans charged off	(955)	(581)	(1,665)	(1,286)
Recoveries of loans charged off	237	368	543	598
Provision charged to operations	1,150	140	2,300	890

Balance at end of period	$17,273	15,837	17,273	15,837

Schedule Of Allowance For Loan Losses By Loan Type Table [Text Block]
Three months ended June 30, 2012			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$4,878	1,282	1,907	534	5,861	1,222	-	1,157	16,841
Charge-offs	(240)	(278)	(154)	-	(165)	(118)	-	-	(955)
Recoveries	39	1	4	10	135	48	-	-	237
Provision	(394)	675	362	(62)	686	(198)	-	81	1,150
Ending Balance	$4,283	1,680	2,119	482	6,517	954	-	1,238	17,273

Three months ended June 30, 2011			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$5,876	1,671	1,666	587	4,141	811	-	1,158	15,910
Charge-offs	(196)	(43)	(16)	-	(206)	(120)	-	-	(581)
Recoveries	96	-	19	1	174	78	-	-	368
Provision	(1,004)	(290)	(37)	(18)	492	(18)	-	1,015	140
Ending Balance	$4,772	1,338	1,632	570	4,601	751	-	2,173	15,837

Six months ended June 30, 2012			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(431)	(278)	(229)	(3)	(448)	(276)	-	-	(1,665)
Recoveries	77	3	10	12	310	131	-	-	543
Provision	(1,756)	961	552	(48)	1,816	183	-	592	2,300
Ending Balance	$4,283	1,680	2,119	482	6,517	954	-	1,238	17,273

of which:
Amount for loans individually
evaluated for impairment	$912	221	-	-	-	-	-	-	1,133
Amount for loans collectively
evaluated for impairment	$3,371	1,459	2,119	482	6,517	954	-	1,238	16,140
Balance of loans individually
evaluated for impairment	$3,746	10,490	-	83	-	-	-	-	14,319
Balance of loans collectively
evaluated for impairment	$208,705	493,794	272,165	104,101	275,862	16,430	11,762	9,188	1,392,007

Six months ended June 30, 2011			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(351)	(43)	(16)	-	(608)	(268)	-	-	(1,286)
Recoveries	111	-	19	2	315	151	-	-	598
Provision	(1,352)	10	325	5	698	(287)	-	1,491	890
Ending Balance	$4,772	1,338	1,632	570	4,601	751	-	2,173	15,837

of which:
Amount for loans individually
evaluated for impairment	$2,250	330	-	-	-	-	-	-	2,580
Amount for loans collectively
evaluated for impairment	$2,522	1,008	1,632	570	4,601	751	-	2,173	13,257
Balance of loans individually
evaluated for impairment	$2,888	1,376	-	-	-	-	-	-	4,264
Balance of loans collectively
evaluated for impairment	$196,512	432,073	240,163	95,588	169,126	27,189	5,809	5,214	1,171,674

Financing Receivable Credit Quality Indicators [Table Text Block]

Credit Quality Indicator Analysis as of June 30, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$12,310	-	-	-	-	137	-	-	12,447
2-Good	12,881	26,246	1,577	3,492	-	1,054	-	-	45,250
3-Satisfactory	78,469	210,744	1,267	278	-	-	-	-	290,758
4-Watch	38,532	204,992	5,942	404	-	-	-	-	249,870
5-Special Mention	12,351	17,086	1,005	-	-	-	-	-	30,442
6-Substandard	21,693	22,710	5,888	254	-	-	-	-	50,545
7-Doubtful	-	-	7	-	-	-	-	-	7
Subtotal	$176,236	481,778	15,686	4,428	-	1,191	-	-	679,319
9 and not rated	36,215	22,506	256,479	99,756	275,862	15,239	11,762	9,188	727,007
Total	$212,451	504,284	272,165	104,184	275,862	16,430	11,762	9,188	1,406,326

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3 Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4 Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5 Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6 Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7 Doubtful	-	-	-	7	-	-	-	-	7
8 Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Schedule Of Nonaccruing Loans And Other Nonperforming Assets Table [Text Block]
	June 30,	December 31,	June 30,
	2012	2011	2011

Accruing loans 90 days or more delinquent	$314	969	2,177
Nonaccruing loans	20,106	17,307	20,439

Total nonperforming loans	20,420	18,276	22,616
Other real estate owned	3,426	4,632	3,991
(less write-down of other real estate owned)	(237)	(397)	(551)

Total nonperforming assets	$23,609	22,511	26,056

Past Due Financing Receivables [Table Text Block]

Aging Analysis as of June 30, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$348	217	3,756	4,321	208,130	212,451	10	3,746
Commercial mortgages	2,361	-	10,491	12,852	491,432	504,284	-	10,491
Residential - first lien	2,206	513	5,677	8,396	263,769	272,165	96	5,581
Residential - junior lien	183	249	288	720	103,464	104,184	-	288
Consumer:
Automobile - Indirect	1,878	882	199	2,959	272,903	275,862	199	-
Other	234	78	9	321	16,109	16,430	9	-
Loans held-for-sale	-	-	-	-	11,762	11,762	-	-
	$7,210	1,939	20,420	29,569	1,367,569	1,397,138	314	20,106

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Impaired Financing Receivables [Table Text Block]
	As of and for	As of and for	As of and for
	the six-month	the year	the six-month
	period ended	ended	period ended
	June 30,	December 31,	June 30,
	2012	2011	2011

Recorded investment at period end	$20,106	17,307	20,439
Impaired loans with specific related allowance at period end	$3,823	2,453	4,264
Amount of specific related allowance at period end	$1,133	1,138	2,580
Average investment during the period	$19,461	20,394	21,618
Interest income recognized on a cash basis during the period	$138	127	-

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,702	2,230	-	1,940	-
Commercial mortgage	8,711	9,524	-	8,878	105
Residential mortgage - first position	5,581	5,769	-	4,450	31
Residential mortgage - second position	289	300	-	356	-
Consumer - other	-	-	-	50	2
Subtotal	16,283	17,823	-	15,674	138
With specific allowance
Commercial and industrial	2,043	2,160	912	2,292	-
Commercial mortgage	1,780	2,569	221	1,495	-
Subtotal	3,823	4,729	1,133	3,787	-
Total	$20,106	22,552	1,133	19,461	138
Summary by portfolio:
Commercial	$14,236	16,483	1,133	14,605	105
Residential	5,870	6,069	-	4,806	31
Consumer and other	-	-	-	50	2
Total	$20,106	22,552	1,133	19,461	138

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

Earnings Per Share (Tables)	3 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Basic earnings per share	$2.41	2.67	$4.28	4.97

Diluted Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Effect of assumed exercise of stock options	46,622	35,281	42,693	34,683
Total	1,933,657	1,923,829	1,929,838	1,923,242
Diluted earnings per share	$2.36	2.62	$4.19	4.88

Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Three Months Ended June 30,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$16,038	1	2	-	(3)	16,038
Non-interest income	5,927	1,766	927	727	(589)	8,758

Total revenues	21,965	1,767	929	727	(592)	24,796

Provision for loan losses	1,150	-	-	-	-	1,150
Intangible amortization	45	-	158	298	-	501
Other operating expenses	14,891	617	767	738	(271)	16,742

Total expenses	16,086	617	925	1,036	(271)	18,393

Income (loss) before tax	5,879	1,150	4	(309)	(321)	6,403
Income tax	1,955	456	(3)	-	(453)	1,955
Net income (loss) attributable to noncontrolling interests
and Canandaigua National Corporation	3,924	694	7	(309)	132	4,448
Less: Net income (loss) attributable to noncontrolling interests	-	-	-	(108)	-	(108)
Net income (loss) attributable to
Canandaigua National Corporation	$3,924	694	7	(201)	132	4,556

Total identifiable assets	$1,825,096	10,831	17,031	12,434	(17,021)	1,848,371

Three Months Ended June 30,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$15,145	2	3	(5)	15,145
Non-interest income	5,685	784	1,013	(563)	6,919

Total revenues	20,830	786	1,016	(568)	22,064

Provision for loan losses	140	-	-	-	140
Intangible amortization	50	-	172	-	222
Other operating expenses	13,400	630	805	(222)	14,613

Total expenses	13,590	630	977	(222)	14,975

Income before tax	7,240	156	39	(346)	7,089
Income tax	2,045	69	(18)	(51)	2,045

Net income	$5,195	87	57	(295)	5,044

Total identifiable assets	$1,675,216	8,229	16,716	(10,267)	1,689,894

Six Months Ended June 30,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$29,968	5	6	(11)	29,968
Non-interest income	11,707	1,520	2,050	(1,166)	14,111

Total revenues	41,675	1,525	2,056	(1,177)	44,079

Provision for loan losses	890	-	-	-	890
Intangible amortization	100	-	344	-	444
Other operating expenses	27,356	1,201	1,549	(394)	29,712

Total expenses	28,346	1,201	1,893	(394)	31,046

Income before tax	13,329	324	163	(783)	13,033
Income tax	3,650	133	27	(160)	3,650

Net income	$9,679	191	136	(623)	9,383

Total identifiable assets	$1,675,216	8,229	16,716	(10,267)	1,689,894

Fair Values of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Values of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
		June 30, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$114,158	114,158	126,740	126,740
Securities, available-for-sale	1, 2, 3	$100,087	100,087	114,258	114,258
Securities, held-to-maturity	2	$168,073	172,548	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,738	2,738	2,656	2,656
Loans-net	3	$1,389,053	1,446,438	1,276,426	1,308,531
Loan servicing assets	3	$2,779	3,425	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,243,767	1,243,767	1,148,406	1,148,406
Time deposits	3	$385,810	388,105	398,204	393,583
Borrowings	2	$-	-	-	-
Junior subordinated debentures	2	$51,547	52,172	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(5,940)	(5,940)	(4,415)	(4,415)
Letters of credit	2	$(177)	(177)	(233)	(233)

		June 30, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$114,158	114,158	126,740	126,740
Securities, available-for-sale	1, 2, 3	$100,087	100,087	114,258	114,258
Securities, held-to-maturity	2	$168,073	172,548	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,738	2,738	2,656	2,656
Loans-net	3	$1,389,053	1,446,438	1,276,426	1,308,531
Loan servicing assets	3	$2,779	3,425	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,243,767	1,243,767	1,148,406	1,148,406
Time deposits	3	$385,810	388,105	398,204	393,583
Borrowings	2	$-	-	-	-
Junior subordinated debentures	2	$51,547	52,172	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(5,940)	(5,940)	(4,415)	(4,415)
Letters of credit	2	$(177)	(177)	(233)	(233)

Fair Values Mesurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Values Mesurements [Abstract]
Fair Value Asset And Liabilities Measured On Recurring And Nonrecurring Basis [Table Text Block]
		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$501	-	-	501
U.S. government sponsored
enterprise obligations	-	52,036	-	52,036
State and municipal obligation	-	44,145	-	44,145
All other	-	3,285	120	3,405
Total assets	$501	99,466	120	100,087

Liabilities
Interest rate swap agreement	$-	5,940	-	5,940
Letters of credit	-	177	-	177
Total liabilities	$-	6,118	-	6,118

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	11,762	-	11,762
Collateral dependent impaired loans	-	-	3,823	3,823
Other real estate owned	-	-	3,189	3,189
Loan servicing assets	-	-	2,779	2,779
Total assets	$-	11,762	9,791	21,553

	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Securities available for sale, beginning of period	$97	$799
Securities transferred to Level 2 during period	-	(730)
Unrealized gain included in other comprehensive income	23	51
Securities available for sale, end of period	$120	$120

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

	Three Months Ended	Six Months Ended
	June 30, 2011	June 30,2011
Securities available for sale, beginning of period	$995	$958
Unrealized gain included in other comprehensive income	4	41
Securities available for sale, end of period	$999	$999

Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 US Treasury [Member]	Dec. 31, 2011 US Treasury [Member]	Jun. 30, 2012 Government Sponsored enterprise obligations [Member]	Dec. 31, 2011 Government Sponsored enterprise obligations [Member]	Jun. 30, 2012 State and municipal obligations [Member]	Dec. 31, 2011 State and municipal obligations [Member]	Jun. 30, 2012 Corporate obligations [Member]	Dec. 31, 2011 Corporate obligations [Member]	Jun. 30, 2012 Equity Securities [Member]	Dec. 31, 2011 Equity Securities [Member]	Jun. 30, 2012 Investments Impairment Charge [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 98,378		$ 501	$ 502	$ 51,820	$ 55,766	$ 42,671	$ 53,531	$ 1,094	$ 1,093	$ 2,292	$ 1,295
Gross unrealized gains	1,962	2,408	0	0	260	377	1,490	1,917	3	2	209	112
Gross unrealized losses	(253)	(337)	0	0	(44)	(18)	(16)	(23)	(193)	(296)	0	0
Fair Value	100,087	114,258	501	502	52,036	56,125	44,145	55,425	904	799	2,501	1,407
Cumulative OTTI recognized in earnings													$ 360,000

Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 168,073	$ 167,225
Gross unrealized gains	4,593	5,427
Gross unrealized losses	(118)	(135)
Fair Value	163,121	160,401
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	6	1,007
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair Value	6	1,008
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	167,248	165,348
Gross unrealized gains	4,235	5,113
Gross unrealized losses	(118)	(135)
Fair Value	171,365	170,326
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	819	870
Gross unrealized gains	358	313
Gross unrealized losses	0	0
Fair Value	$ 1,177	$ 1,183

Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 14,549
1 to 5 amortized cost	31,686
5 to 10 years amortized cost	46,976
10 and over amortized cost	2,875
Total		112,187
Under 1 year fair value	14,782
1 to 5 fair value	32,910
5 to 10 years fair value	47,071
10 and over fair value	2,823
Fair Value	97,586
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	31,191
1 to 5 amortized cost	125,802
5 to 10 years amortized cost	10,244
10 and over amortized cost	836
Total	168,073	167,225
Under 1 year fair value	31,704
1 to 5 fair value	129,149
5 to 10 years fair value	10,498
10 and over fair value	1,197
Fair Value	$ 163,121	$ 160,401

Securities 3 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	$ 16,771	$ 7,965
Less than 12 months unrealized losses	45	21
Over 12 months fair value	1,859	1,755
Over 12 months unrealized losses	208	316
Total fair value	18,630	9,720
Total unrealized losses	253	337
US Treasury [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
Over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
Government Sponsored enterprise obligations [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	16,441	7,610
Less than 12 months unrealized losses	44	18
Over 12 months fair value	0	0
Over 12 months unrealized losses	0	0
Total fair value	16,441	7,610
Total unrealized losses	44	18
State and municipal obligations [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	330	355
Less than 12 months unrealized losses	1	3
Over 12 months fair value	996	996
Over 12 months unrealized losses	15	20
Total fair value	1,326	1,351
Total unrealized losses	16	23
Corporate obligations [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	0	0
Less than 12 months unrealized losses	0	0
Over 12 months fair value	863	759
Over 12 months unrealized losses	193	296
Total fair value	863	759
Total unrealized losses	$ 193	$ 296

Securities 4 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value	$ 18,521	$ 7,886
Less than 12 months unrealized losses	95	80
Over 12 months fair value	3,870	4,647
over 12 months unrealized losses	23	55
Total fair value	22,391	12,533
Total unrealized losses	118	135
Government Sponsored enterprise obligations [Member]
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value	6
Less than 12 months unrealized losses	0
Over 12 months fair value	0
over 12 months unrealized losses	0
Total fair value	6
Total unrealized losses	0
State and municipal obligations [Member]
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value	18,515	7,886
Less than 12 months unrealized losses	95	80
Over 12 months fair value	3,870	4,647
over 12 months unrealized losses	23	55
Total fair value	22,385	12,533
Total unrealized losses	118	135
Corporate obligations [Member]
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value		0
Less than 12 months unrealized losses		0
Over 12 months fair value		0
over 12 months unrealized losses		0
Total fair value		0
Total unrealized losses		$ 0

Securities 5 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Available For Sale Securities Backed By Guarantees [Line Items]
Available for sale securities - fair value	$ 100,087	$ 114,258
Available for sale securities - adjusted cost basis	$ 98,378

Loans and Allowances for Loan Losses 1 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Major Classifications of loans [Line Items]
Total loans	$ 1,397,138		$ 1,397,138			$ 1,284,887
Plus - Net deferred loan costs	9,188		9,188			7,634
Loans and Leases Receivable, Allowance	(17,273)	(15,837)	(17,273)	(15,837)	(16,841)	(16,095)	(15,910)
Loans - net	1,389,053		1,389,053			1,276,426
Balance at the beginning of period			16,095	15,635
Loans charged off	(955)	(581)	(1,665)	(1,286)
Recoveries of loans charged off	237	368	543	598
Provision for loan losses	1,150	140	2,300	890
Balance at the end of period	17,273	15,837	17,273	15,837
Commercial and industrial [Member]
Major Classifications of loans [Line Items]
Total loans	212,451		212,451			198,744
Loans and Leases Receivable, Allowance	(4,283)	(4,772)	(4,283)	(4,772)	(4,878)	(6,393)	(5,876)	(6,364)
Loans charged off	(240)	196	431	351
Recoveries of loans charged off	39	96	77	111
Provision for loan losses	(394)	(1,004)	(1,756)	(1,352)
Commercial mortgages
Major Classifications of loans [Line Items]
Total loans	504,284		504,284			467,413
Loans and Leases Receivable, Allowance	(1,680)	(1,338)	(1,680)	(1,338)	(1,282)	(994)	(1,671)	(1,371)
Loans charged off	(278)	43	278	43
Recoveries of loans charged off	1	0	3	0
Provision for loan losses	675	(290)	961	10
Residential Mortgages - first position
Major Classifications of loans [Line Items]
Total loans	272,165		272,165			256,173
Loans and Leases Receivable, Allowance	(2,119)	(1,632)	(2,119)	(1,632)	(1,907)	(1,786)	(1,666)	(1,304)
Loans charged off	(154)	16	229	16
Recoveries of loans charged off	4	19	10	19
Provision for loan losses	362	(37)	552	325
Residential Mortgages - Second position
Major Classifications of loans [Line Items]
Total loans	104,184		104,184			101,877
Loans and Leases Receivable, Allowance	(482)	(570)	(482)	(570)	(534)	(521)	(587)	(563)
Loans charged off	0	0	3	0
Recoveries of loans charged off	10	1	12	2
Provision for loan losses	(62)	(18)	(48)	5
Consumer - Indirect
Major Classifications of loans [Line Items]
Total loans	275,862		275,862			227,541
Loans and Leases Receivable, Allowance	(6,517)	(4,601)	(6,517)	(4,601)	(5,861)	(4,839)	(4,141)	(4,196)
Loans charged off	(165)	206	448	608
Recoveries of loans charged off	135	174	310	315
Provision for loan losses	686	492	1,816	698
Consumer Other
Major Classifications of loans [Line Items]
Total loans	16,430		16,430			25,583
Loans and Leases Receivable, Allowance	(954)	(751)	(954)	(751)	(1,222)	(916)	(811)	(1,155)
Loans charged off	(118)	120	276	268
Recoveries of loans charged off	48	78	131	151
Provision for loan losses	(198)	(18)	183	(287)
Loans-held-for-sale
Major Classifications of loans [Line Items]
Total loans	11,762		11,762			7,556
Loans and Leases Receivable, Allowance	0	0	0	0	0	0	0	0
Loans charged off	0	0	0	0
Recoveries of loans charged off	0	0	0	0
Provision for loan losses	0	0	0	0
Unallocated
Major Classifications of loans [Line Items]
Loans and Leases Receivable, Allowance	(1,238)	(2,173)	(1,238)	(2,173)	(1,157)	(646)	(1,158)	(682)
Loans charged off	0	0	0	0
Recoveries of loans charged off	0	0	0	0
Provision for loan losses	$ 81	$ 1,015	$ 592	$ 1,491

Loans and Allowances for Loan Losses 2 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	$ 16,841	$ 15,910	$ 16,095
Loans charged off	(955)	(581)	(1,665)	(1,286)
Recoveries of loans charged off	237	368	543	598
Provision for loan losses	1,150	140	2,300	890
Balance at the end of period	17,273	15,837	17,273	15,837
Commercial and industrial
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	4,878	5,876	6,393	6,364
Loans charged off	(240)	196	431	351
Recoveries of loans charged off	39	96	77	111
Provision for loan losses	(394)	(1,004)	(1,756)	(1,352)
Balance at the end of period	4,283	4,772	4,283	4,772
Amount for loans individually evaluated for impairment	912	2,250	912	2,250
Amount for loans collectively evaluated for impairment	3,371	2,522	3,371	2,522
Loans individually evaluated for impairment	3,746	2,888	3,746	2,888
Loans collectively evaluated for impairment	208,705	196,512	208,705	196,512
Commercial mortgages
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,282	1,671	994	1,371
Loans charged off	(278)	43	278	43
Recoveries of loans charged off	1	0	3	0
Provision for loan losses	675	(290)	961	10
Balance at the end of period	1,680	1,338	1,680	1,338
Amount for loans individually evaluated for impairment	221	330	221	330
Amount for loans collectively evaluated for impairment	1,459	1,008	1,459	1,008
Loans individually evaluated for impairment	10,490	1,376	10,490	1,376
Loans collectively evaluated for impairment	493,794	432,073	493,794	432,073
Residential Mortgages - first position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,907	1,666	1,786	1,304
Loans charged off	(154)	16	229	16
Recoveries of loans charged off	4	19	10	19
Provision for loan losses	362	(37)	552	325
Balance at the end of period	2,119	1,632	2,119	1,632
Amount for loans individually evaluated for impairment	0	0	0	0
Amount for loans collectively evaluated for impairment	2,119	1,632	2,119	1,632
Loans individually evaluated for impairment	0	0	0	0
Loans collectively evaluated for impairment	272,165	240,163	272,165	240,163
Residential Mortgages - Second position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	534	587	521	563
Loans charged off	0	0	3	0
Recoveries of loans charged off	10	1	12	2
Provision for loan losses	(62)	(18)	(48)	5
Balance at the end of period	482	570	482	570
Amount for loans individually evaluated for impairment	0	0	0	0
Amount for loans collectively evaluated for impairment	482	570	482	570
Loans individually evaluated for impairment	83	0	83	0
Loans collectively evaluated for impairment	104,101	95,588	104,101	95,588
Consumer - Indirect
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	5,861	4,141	4,839	4,196
Loans charged off	(165)	206	448	608
Recoveries of loans charged off	135	174	310	315
Provision for loan losses	686	492	1,816	698
Balance at the end of period	6,517	4,601	6,517	4,601
Amount for loans individually evaluated for impairment	0	0	0	0
Amount for loans collectively evaluated for impairment	6,517	4,601	6,517	4,601
Loans individually evaluated for impairment	0	0	0	0
Loans collectively evaluated for impairment	275,862	169,126	275,862	169,126
Consumer Other
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,222	811	916	1,155
Loans charged off	(118)	120	276	268
Recoveries of loans charged off	48	78	131	151
Provision for loan losses	(198)	(18)	183	(287)
Balance at the end of period	954	751	954	751
Amount for loans individually evaluated for impairment	0	0	0	0
Amount for loans collectively evaluated for impairment	954	751	954	751
Loans individually evaluated for impairment	0	0	0	0
Loans collectively evaluated for impairment	16,430	27,189	16,430	27,189
Loans-held-for-sale
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	0	0	0	0
Loans charged off	0	0	0	0
Recoveries of loans charged off	0	0	0	0
Provision for loan losses	0	0	0	0
Balance at the end of period	0	0	0	0
Amount for loans individually evaluated for impairment	0	0	0	0
Amount for loans collectively evaluated for impairment	0	0	0	0
Loans individually evaluated for impairment	0	0	0	0
Loans collectively evaluated for impairment	11,762	5,809	11,762	5,809
Unallocated
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,157	1,158	646	682
Loans charged off	0	0	0	0
Recoveries of loans charged off	0	0	0	0
Provision for loan losses	81	1,015	592	1,491
Balance at the end of period	1,238	2,173	1,238	2,173
Amount for loans individually evaluated for impairment	0	0	0	0
Amount for loans collectively evaluated for impairment	1,238	2,173	1,238	2,173
Loans individually evaluated for impairment	0	0	0	0
Loans collectively evaluated for impairment	$ 9,188	$ 5,214	$ 9,188	$ 5,214

Loans and Allowances for Loan Losses 3 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Total	$ 1,397,138	$ 1,284,887
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	314	969	2,177
Nonaccruing loans	20,106	17,307	20,439
Total nonperforming loans	20,420	18,276	22,616
Other real estate owned	3,426	4,632	3,991
Less write-down of other real estate owned	(237)	(397)	(551)
Total nonperforming assets	23,609	22,511	26,056
1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total		9,814
2 Good
Financing Receivable, Recorded Investment [Line Items]
Total		8,826
3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total		68,246
4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total		43,928
5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total		7,864
6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total		29,440
7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total		0
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total	212,451	198,744
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	10	75
Nonaccruing loans	3,746	3,917
Commercial and industrial | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	12,310
Commercial and industrial | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	12,881
Commercial and industrial | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	78,469
Commercial and industrial | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	38,532
Commercial and industrial | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	12,351
Commercial and industrial | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	21,693
Commercial and industrial | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0
Commercial and industrial | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	176,236	168,118
Commercial and industrial | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	36,215	30,626
Commercial mortgages
Financing Receivable, Recorded Investment [Line Items]
Total	504,284	467,413
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	10,491	9,078
Commercial mortgages | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	105
Commercial mortgages | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	26,246	26,195
Commercial mortgages | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	210,744	177,882
Commercial mortgages | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	204,992	210,901
Commercial mortgages | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	17,086	4,645
Commercial mortgages | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	22,710	30,018
Commercial mortgages | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Commercial mortgages | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	481,778	449,746
Commercial mortgages | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	22,506	17,667
Residential Mortgages - first position
Financing Receivable, Recorded Investment [Line Items]
Total	272,165	256,173
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	96	652
Nonaccruing loans	5,581	3,801
Residential Mortgages - first position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - first position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	1,577	1,718
Residential Mortgages - first position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	1,267	1,409
Residential Mortgages - first position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	5,942	6,045
Residential Mortgages - first position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	1,005	1,127
Residential Mortgages - first position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	5,888	4,496
Residential Mortgages - first position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	7	0
Residential Mortgages - first position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	15,686	14,795
Residential Mortgages - first position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	256,479	241,378
Residential Mortgages - Second position
Financing Receivable, Recorded Investment [Line Items]
Total	104,184	101,877
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	8
Nonaccruing loans	288	411
Residential Mortgages - Second position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - Second position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	3,492	2,560
Residential Mortgages - Second position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	278	576
Residential Mortgages - Second position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	404	269
Residential Mortgages - Second position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - Second position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	254	453
Residential Mortgages - Second position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	7
Residential Mortgages - Second position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	4,428	3,865
Residential Mortgages - Second position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	99,756	98,012
Consumer - Indirect
Financing Receivable, Recorded Investment [Line Items]
Total	275,862	227,541
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	199	165
Nonaccruing loans	0	0
Consumer - Indirect | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	275,862	227,541
Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Total	16,430	25,583
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	9	69
Nonaccruing loans	0	100
Consumer Other | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	137	913
Consumer Other | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	1,054	0
Consumer Other | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	100
Consumer Other | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	1,191	1,013
Consumer Other | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	15,239	24,570
Loans-held-for-sale
Financing Receivable, Recorded Investment [Line Items]
Total	11,762	7,556
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	0	0
Loans-held-for-sale | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	11,762	7,556
Unallocated | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	$ 9,188	$ 7,634

Loans and Allowances for Loan Losses 4 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 7,210		$ 5,679
60-89 Days Past Due	1,939		1,319
90 Days or Greater	20,420		18,276
Total Past Due	29,569		25,274
Current	1,367,569		1,259,613
Total loans	1,397,138		1,284,887
>90 Days and Accruing	314	2,177	969
Non-Accrual Loans	20,106	20,439	17,307
Summary of information regarding impaired loans
Recorded investment at period end	20,106	20,439	17,307
Amount of specific related allowance at period end	1,133	2,580	1,138
Average investment during the period	19,461	21,618	20,394
Interest income recognized on a cash basis during the period	138	0	127
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	348		395
60-89 Days Past Due	217		432
90 Days or Greater	3,756		3,992
Total Past Due	4,321		4,819
Current	208,130		193,925
Total loans	212,451		198,744
>90 Days and Accruing	10		75
Non-Accrual Loans	3,746		3,917
Commercial mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,361		2,184
60-89 Days Past Due	0		0
90 Days or Greater	10,491		9,078
Total Past Due	12,852		11,262
Current	491,432		456,151
Total loans	504,284		467,413
>90 Days and Accruing	0		0
Non-Accrual Loans	10,491		9,078
Residential Mortgages - first position
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,206		633
60-89 Days Past Due	513		55
90 Days or Greater	5,677		4,453
Total Past Due	8,396		5,141
Current	263,769		251,032
Total loans	272,165		256,173
>90 Days and Accruing	96		652
Non-Accrual Loans	5,581		3,801
Mortgages Residential - junior lien
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	183		444
60-89 Days Past Due	249		91
90 Days or Greater	288		419
Total Past Due	720		954
Current	103,464		100,923
Total loans	104,184		101,877
>90 Days and Accruing	0		8
Non-Accrual Loans	288		411
Consumer Automobile - Indirect
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,878		1,766
60-89 Days Past Due	882		653
90 Days or Greater	199		165
Total Past Due	2,959		2,584
Current	272,903		224,957
Total loans	275,862		227,541
>90 Days and Accruing	199		165
Non-Accrual Loans	0		0
Consumer Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	234		257
60-89 Days Past Due	78		88
90 Days or Greater	9		169
Total Past Due	321		514
Current	16,109		25,069
Total loans	16,430		25,583
>90 Days and Accruing	9		69
Non-Accrual Loans	0		100
Loans-held-for-sale
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90 Days or Greater	0		0
Total Past Due	0		0
Current	11,762		7,556
Total loans	11,762		7,556
>90 Days and Accruing	0		0
Non-Accrual Loans	$ 0		$ 0

Loans and Allowances for Loan Losses 5 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 20,106	$ 20,439	$ 17,307
Unpaid Principal Balance	3,823	4,264	2,453
Sepcific Related Allowance	1,133	2,580	1,138
Average Recorded Investment	19,461	21,618	20,394
Interest Income Recognized	138	0	127
With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	16,283		14,854
Unpaid Principal Balance	17,823		16,997
Sepcific Related Allowance	0		0
Average Recorded Investment	15,674		11,811
Interest Income Recognized			127
With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,823		2,453
Unpaid Principal Balance	4,729		2,607
Sepcific Related Allowance	1,133		1,138
Average Recorded Investment	3,787		8,583
Interest Income Recognized			0
With specific and no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,106		17,307
Unpaid Principal Balance	22,552		19,604
Sepcific Related Allowance	1,133		1,138
Average Recorded Investment	19,461		20,394
Interest Income Recognized			127
Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,106		17,307
Unpaid Principal Balance	22,552		19,604
Sepcific Related Allowance	1,133		1,138
Average Recorded Investment	19,461		20,394
Interest Income Recognized			127
Commercial and industrial | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,702		2,541
Unpaid Principal Balance	2,230		3,048
Sepcific Related Allowance	0		0
Average Recorded Investment	1,940		1,401
Interest Income Recognized	0		0
Commercial and industrial | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,043		1,376
Unpaid Principal Balance	2,160		1,454
Sepcific Related Allowance	912		895
Average Recorded Investment	2,292		3,079
Interest Income Recognized	0		0
Commercial and industrial | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,236		12,995
Unpaid Principal Balance	16,483		15,095
Sepcific Related Allowance	1,133		1,138
Average Recorded Investment	14,605		15,046
Interest Income Recognized	105		114
Commercial mortgages | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,711		8,001
Unpaid Principal Balance	9,524		9,440
Sepcific Related Allowance	0		0
Average Recorded Investment	8,878		6,578
Interest Income Recognized	105		114
Commercial mortgages | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,780		1,077
Unpaid Principal Balance	2,569		1,153
Sepcific Related Allowance	221		243
Average Recorded Investment	1,495		3,988
Interest Income Recognized	0		0
Residential Mortgages - first position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,581		3,801
Unpaid Principal Balance	5,769		3,968
Sepcific Related Allowance	0		0
Average Recorded Investment	4,450		3,366
Interest Income Recognized	31		13
Residential Mortgages - first position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Sepcific Related Allowance	0		0
Average Recorded Investment	0		1,265
Interest Income Recognized	0		0
Residential Mortgages - Second position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	289		411
Unpaid Principal Balance	300		439
Sepcific Related Allowance	0		0
Average Recorded Investment	356		390
Interest Income Recognized	0		0
Residential Mortgages - Second position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Sepcific Related Allowance	0		0
Average Recorded Investment	0		201
Interest Income Recognized	0		0
Consumer - Indirect | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer - Indirect | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		100
Unpaid Principal Balance	0		102
Sepcific Related Allowance	0		0
Average Recorded Investment	50		76
Interest Income Recognized	2		0
Consumer Other | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Residential | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,870		4,212
Unpaid Principal Balance	6,069		4,407
Sepcific Related Allowance	0		0
Average Recorded Investment	4,806		5,222
Interest Income Recognized	31		13
Consumer And Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer And Other | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		100
Unpaid Principal Balance	0		102
Sepcific Related Allowance	0		0
Average Recorded Investment	50		126
Interest Income Recognized	$ 2		$ 0

Loan Servicing Assets (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Loan Servicing Assets [Abstract]
Gross servicing fees	$ 712,000	$ 704,000
Servicing assets at amortized cost, Balance			2,489,000	2,222,000
Servicing assets at fair value, Balance			3,244,000	3,418,000
Servicing asset at amortized value, Origination			572,000	253,000
Servicing asset at amortized value, Amortization			(282,000)	(244,000)
Servicing assets at amortized cost, Balance	2,779,000	2,231,000	2,779,000	2,231,000
Servicing assets at fair value, Balance	$ 3,425,000	$ 3,460,000	$ 3,425,000	$ 3,460,000

Capital Changes (Details)	Jun. 30, 2012	Dec. 31, 2011
Capital Changes [Abstract]
Preferred stock, authorized shares	4,000,000
Common stock, authorized	16,000,000	16,000,000

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 4,556	$ 5,044	$ 8,085	$ 9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Basic earnings per share	$ 2.41	$ 2.67	$ 4.28	$ 4.97
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 4,556	$ 5,044	$ 8,085	$ 9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Effect of assumed exercise of stock options	46,622	35,281	42,693	34,683
Total	1,933,657	1,923,829	1,929,838	1,923,242
Diluted earnings per share	$ 2.36	$ 2.62	$ 4.19	$ 4.88

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net interest income	$ 16,038	$ 15,145	$ 32,231	$ 29,968
Total other income	8,758	6,919	16,940	14,111
Total revenues	24,796
Provision for loan losses	1,150	140	2,300	890
Intangible amortization	501	222	704	444
Other operating expenses	16,742
Total expenses	18,393
Income before income taxes	6,403	7,089	11,484	13,033
Income taxes	1,955	2,045	3,465	3,650
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	4,448	5,044	8,019	9,383
Net Income (Loss) Attributable to Noncontrolling Interest	(108)	0	(66)	0
Net income attributable to Canandaigua National Corporation	4,556
Total Assets	1,848,371		1,848,371		1,761,470
Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	16,038	15,145	32,231	29,968
Total other income	5,927	5,685	11,687	11,707
Total revenues	21,965	20,830	43,918	41,675
Provision for loan losses	1,150	140	2,300	890
Intangible amortization	45	50	91	100
Other operating expenses	14,891	13,400	31,039	27,356
Total expenses	16,086	13,590	33,430	28,346
Income before income taxes	5,879	7,240	10,488	13,329
Income taxes	1,955	2,045	3,465	3,650
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	3,924		7,023
Net Income (Loss) Attributable to Noncontrolling Interest	0		0
Net income attributable to Canandaigua National Corporation	3,924	5,195	7,023	9,679
Total Assets	1,825,096	1,675,216	1,825,096	1,675,216
CNBM [Member]
Segment Reporting Information [Line Items]
Net interest income	1	2	3	5
Total other income	1,766	784	3,050	1,520
Total revenues	1,767	786	3,053	1,525
Provision for loan losses	0	0	0	0
Intangible amortization	0	0	0	0
Other operating expenses	617	630	1,358	1,201
Total expenses	617	630	1,358	1,201
Income before income taxes	1,150	156	1,695	324
Income taxes	456	69	671	133
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	694		1,024
Net Income (Loss) Attributable to Noncontrolling Interest	0		0
Net income attributable to Canandaigua National Corporation	694	87	1,024	191
Total Assets	10,831	8,229	10,831	8,229
GVT [Member]
Segment Reporting Information [Line Items]
Net interest income	2	3	5	6
Total other income	927	1,013	1,812	2,050
Total revenues	929	1,016	1,817	2,056
Provision for loan losses	0	0	0	0
Intangible amortization	158	172	315	344
Other operating expenses	767	805	1,528	1,549
Total expenses	925	977	1,843	1,893
Income before income taxes	4	39	(26)	163
Income taxes	(3)	(18)	(10)	27
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	7		(16)
Net Income (Loss) Attributable to Noncontrolling Interest	0		0
Net income attributable to Canandaigua National Corporation	7	57	(16)	136
Total Assets	17,031	16,716	17,031	16,716
OBS [Member]
Segment Reporting Information [Line Items]
Net interest income	0		0
Total other income	727		1,318
Total revenues	727		1,318
Provision for loan losses	0		0
Intangible amortization	298		298
Other operating expenses	738		1,208
Total expenses	1,036		1,506
Income before income taxes	(309)		(188)
Income taxes	0		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(309)		(188)
Net Income (Loss) Attributable to Noncontrolling Interest	(108)		(66)
Net income attributable to Canandaigua National Corporation	(201)		(122)
Total Assets	12,434		12,434
Intersegment [Member]
Segment Reporting Information [Line Items]
Net interest income	(3)	(5)	(8)	(11)
Total other income	(589)	(563)	(927)	(1,166)
Total revenues	(592)	(568)	(935)	(1,177)
Provision for loan losses	0	0	0	0
Intangible amortization	0	0	0	0
Other operating expenses	(271)	(222)	(450)	(394)
Total expenses	(271)	(222)	(450)	(394)
Income before income taxes	(321)	(346)	(485)	(783)
Income taxes	(453)	(51)	(661)	(160)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	132		176
Net Income (Loss) Attributable to Noncontrolling Interest	0		0
Net income attributable to Canandaigua National Corporation	132	(295)	176	(623)
Total Assets	$ (17,021)	$ (10,267)	$ (17,021)	$ (10,267)

Interest Rate Swap Agreement (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2007
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 30.9
Debt Instrument, Basis Spread on Variable Rate	1.40%
Junior Subordinated Debenture | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, Fixed Interest Rate	5.54%

Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Financial Assets:
Servicing Asset at Fair Value, Amount	$ 3,425	$ 3,244	$ 3,460	$ 3,418
Carrying Amount
Financial Assets:
Cash and equivalents	114,158	126,740
Securities, available-for-sale	100,087	114,258
Securities, held-to-maturity	168,073	167,225
FHLB stock and federal reserve stock	2,738	2,656
Loans-net	1,389,053	1,276,426
Servicing Asset at Fair Value, Amount	2,779	2,489
Deposits:
Borrowings	0	0
Carrying Amount | Letters of Credit
Other financial instruments:
Other financial instruments	(177)	(233)
Carrying Amount | Interest Rate Swap
Other financial instruments:
Other financial instruments	(5,940)	(4,415)
Carrying Amount | Demand, savings and money market accounts
Deposits:
Deposits	1,243,767	1,148,406
Carrying Amount | Time deposits
Deposits:
Deposits	385,810	398,204
Carrying Amount | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	51,547	51,547
Fair Value
Financial Assets:
Cash and equivalents	114,158	126,740
Securities, available-for-sale	100,087	114,258
Securities, held-to-maturity	172,548	172,517
FHLB stock and federal reserve stock	2,738	2,656
Loans-net	1,446,438	1,308,531
Servicing Asset at Fair Value, Amount	3,425	3,244
Deposits:
Borrowings	0	0
Fair Value | Letters of Credit
Other financial instruments:
Other financial instruments	(177)	(233)
Fair Value | Interest Rate Swap
Other financial instruments:
Other financial instruments	(5,940)	(4,415)
Fair Value | Demand, savings and money market accounts
Deposits:
Deposits	1,243,767	1,148,406
Fair Value | Time deposits
Deposits:
Deposits	388,105	393,583
Fair Value | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	$ 52,172	$ 52,185

Fair Values Measurements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		3 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Available-for-sale Securities	Jun. 30, 2011 Available-for-sale Securities	Dec. 31, 2011 Quoted market prices in active markets (Level 1) U.S. government sponsored enterprise obligations	Dec. 31, 2011 Quoted market prices in active markets (Level 1) State and municipal obligation	Dec. 31, 2011 Quoted market prices in active markets (Level 1) Interest Rate Swap	Dec. 31, 2011 Internal models with significant observable market parameters (Level 2) Other real estate owned	Jun. 30, 2012 Internal models with significant unobservable market parameters (Level 3) U.S Treasury	Jun. 30, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) U.S Treasury	Dec. 31, 2011 Measured on a recurring basis Quoted market prices in active markets (Level 1) U.S Treasury	Jun. 30, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) U.S. government sponsored enterprise obligations	Jun. 30, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) State and municipal obligation	Jun. 30, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) All other	Dec. 31, 2011 Measured on a recurring basis Quoted market prices in active markets (Level 1) All other	Jun. 30, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) Interest Rate Swap	Jun. 30, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Quoted market prices in active markets (Level 1) Letters of Credit	Jun. 30, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S Treasury	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S Treasury	Jun. 30, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S. government sponsored enterprise obligations	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S. government sponsored enterprise obligations	Jun. 30, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) State and municipal obligation	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) State and municipal obligation	Jun. 30, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) All other	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) All other	Jun. 30, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Interest Rate Swap	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Interest Rate Swap	Jun. 30, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) U.S Treasury	Jun. 30, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) U.S. government sponsored enterprise obligations	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) U.S. government sponsored enterprise obligations	Jun. 30, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) State and municipal obligation	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) State and municipal obligation	Jun. 30, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) All other	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) All other	Jun. 30, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Interest Rate Swap	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Interest Rate Swap	Jun. 30, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Letters of Credit	Jun. 30, 2012 Measured on a recurring basis Carrying Amount U.S Treasury	Dec. 31, 2011 Measured on a recurring basis Carrying Amount U.S Treasury	Jun. 30, 2012 Measured on a recurring basis Carrying Amount U.S. government sponsored enterprise obligations	Dec. 31, 2011 Measured on a recurring basis Carrying Amount U.S. government sponsored enterprise obligations	Jun. 30, 2012 Measured on a recurring basis Carrying Amount State and municipal obligation	Dec. 31, 2011 Measured on a recurring basis Carrying Amount State and municipal obligation	Jun. 30, 2012 Measured on a recurring basis Carrying Amount All other	Dec. 31, 2011 Measured on a recurring basis Carrying Amount All other	Jun. 30, 2012 Measured on a recurring basis Carrying Amount Interest Rate Swap	Dec. 31, 2011 Measured on a recurring basis Carrying Amount Interest Rate Swap	Jun. 30, 2012 Measured on a recurring basis Carrying Amount Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Carrying Amount Letters of Credit	Jun. 30, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans-held-for-sale	Jun. 30, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Collateral dependent impaired loans	Jun. 30, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Other real estate owned	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Other real estate owned	Jun. 30, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans servicing assets	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans-held-for-sale	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Collateral dependent impaired loans	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Other real estate owned	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans servicing assets	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans-held-for-sale	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Collateral dependent impaired loans	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Other real estate owned	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Other real estate owned	Jun. 30, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans servicing assets	Jun. 30, 2012 Measured on a non-recurring basis Carrying Amount Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Loans-held-for-sale	Jun. 30, 2012 Measured on a non-recurring basis Carrying Amount Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Collateral dependent impaired loans	Jun. 30, 2012 Measured on a non-recurring basis Carrying Amount Other real estate owned	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Other real estate owned	Jun. 30, 2012 Measured on a non-recurring basis Carrying Amount Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Loans servicing assets
Assets
Total assets						$ 0	$ 0		$ 0	$ 0	$ 501	$ 502	$ 0	$ 0	$ 0	$ 0				$ 0	$ 0	$ 52,036	$ 56,125	$ 44,145	$ 55,425	$ 3,285	$ 1,407					$ 0	$ 0	$ 0	$ 0	$ 0	$ 120	$ 799					$ 501	$ 502	$ 52,036	$ 56,125	$ 44,145	$ 55,425	$ 3,405	$ 2,206					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 11,762	$ 7,556	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,823	$ 2,453	$ 3,189	$ 4,235	$ 2,779	$ 2,489	$ 11,762	$ 7,556	$ 3,823	$ 2,453	$ 3,189	$ 4,235	$ 2,779	$ 2,489
Liabilities
Total liabilities								0									0	0	0									5,940	4,415	177	233								0	0	0	0									5,940	4,415	177	233
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Securities available for sale, beginning balance		799	958	97	995
Securities transferred to Level 2 during period	0	(730)
Unrealized gain included in other comprehensive income		51	41	23	4
Securities available for sale, end of balance	$ 120	$ 120	$ 999	$ 120	$ 999